General	12 Months Ended
Dec. 31, 2014
General [Abstract]
General
NOTE 1:	GENERAL

a.	CYREN Ltd. (henceforth "CYREN") was incorporated as under the laws of the State of Israel on February 10, 1991 and its legal form is a company limited by shares. CYREN listed its shares to the public on July 15, 1999 under the name Commtouch Software Ltd. and changed its legal name to CYREN Ltd. in January 2014. CYREN and its subsidiaries, unless otherwise indicated will be referred to in these consolidated financial statements as the “Company”.

The Company develops and provides Internet security solutions to Original Equipment Manufacturer ("OEM") partners and enterprises. The Company's business is to develop and sell, through a variety of third party distribution channels, these solutions to various customers. The Company's offerings include several security services in the area of email security, web security, and antimalware. The Company operates in one reportable segment.

b.	Acquisition of Frisk Software:

On October 1, 2012, the Company completed the acquisition of the antivirus business of Frisk Software, an Incorporated Icelandic private limited company, or "Frisk". The acquisition accelerated CYREN's antivirus roadmap and enabled the Company to more quickly provide the most advanced antivirus technology utilizing the combined resources of both organizations. It also helps support the launch of private label antivirus solution for the OEM and service provider markets while also enhancing the Company's Software-as-a-Service (“SaaS”) capabilities.

The purchase price amounted to $4,915 thousand, out of which $2,200 thousand was paid in cash and $1,678 thousand was paid by issuance of 750,000 Ordinary Shares at the closing date. The remainder of the purchase price was comprised of an earn-out consideration which is based on revenues for each of the years ended December 31, 2013 and December 31, 2014 and revenue in respect of the first quarter of 2015. A payment of $51 thousand and $351 thousand was made in 2013 and 2014 respectively, on account of the earn-out and an additional contingent consideration with an estimated fair value of $456 thousand as of December 31, 2014, will be paid based on future revenues. The fair value of the earn-out liability was adjusted downward during 2013 and 2014 to adjust to the new forecasted revenues. As a result, the fair value of the Frisk earn-out liability was reduced by $397 thousand and $7 thousand for the years ended December 31, 2013 and 2014, respectively.

The total purchase price was allocated to the net tangible and identifiable intangible assets based on their fair values at the acquisition date as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The value of goodwill is attributed to operational synergies between CYREN and Frisk and to the strengthening of the Company's position in the market.

The following table summarizes the fair values of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$202
Trade receivables	36
Prepaid expenses and other receivables	287
Property and equipment	64
Intangible assets	2,250
Goodwill	3,501

Total assets acquired	6,340

Trade payables	(571)
Deferred revenues	(565)
Long-term deferred tax liabilities	(289)

Total liabilities assumed	(1,425)

Net assets acquired	$4,915

Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 8%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization (in thousands):

	Fair value	%

Trademark	$984	10.0
Intellectual property	1,266	6.7

Total intangible assets	$2,250

c.	Acquisition of eleven GmbH:

On November 16, 2012, the Company completed the acquisition of eleven GmbH, a Germany based company, or "eleven". eleven is well known throughout Germany as the leading provider of mail-based Security-as-a-Service (“SecaaS”) solutions.

The purchase price amounted to $22,293 thousand out of which, $11,543 thousand was paid in cash and $1,832 thousand was paid by issuance of 806,750 Ordinary Shares at the closing date. The remainder of the purchase price was comprised by an earn-out consideration which is based on revenues for each of the years ended December 31, 2013, 2014 and 2015. A payment of $3,943 thousand and zero was made in 2013 and 2014 on account of the earn-out and an additional contingent consideration with an estimated fair value of $2,650 thousand, based on future revenues, as of December 31, 2014, may be due for payment. The fair value of the earn-out liability was adjusted downward during 2013 and 2014 to adjust to the new forecasted revenues. As a result, the fair value of the eleven earn-out liability was reduced by $2,879 thousand and $737 thousand for the years ended December 31, 2013 and 2014, respectively. See also note 7(c)(2) regarding ongoing litigation with the former eleven shareholders with respect to the earn-out liability.

The total purchase price was allocated to the Company's business net tangible and identifiable assets based on their fair values at the acquisition date as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The value of goodwill is attributed to synergies between CYREN and eleven's services and to the strengthening of the Company's position in the market.

The following table summarizes the fair values of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$3,297
Trade receivables	846
Prepaid expenses and other receivables	252
Property and equipment	449
Other intangible assets	9,100
Goodwill	14,732

Total assets acquired	28,676

Trade payables	(128)
Employees and payroll accruals	(194)
Accrued expenses and other liabilities	(2,313)
Deferred revenues	(844)
Long-term deferred tax liabilities	(2,904)

Total liabilities assumed	(6,383)

Net assets acquired	$22,293

The intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 10.0%, except for customer relations which is amortized on an accelerated basis.

The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

(in thousands)	Fair value	%

Trademark	$671	10.0
Customer relations	3,037	Accelerated method
Technology	4,611	10.0
In-process R&D (*)	781	(*)

Total intangible assets	$9,100

(*)
The in-process research and development ("IPR&D") is amortized when the development is completed. Commencing January 2013, the Company began amortizing a portion of the IPR&D, in the amount of $169 thousand and with an estimated useful life of ten years, related to the development of a specific product which had become available for general release. Commencing January 2014, the Company began amortizing the remainder of the IPR&D, in the amount of $612 thousand and with an estimated useful life of 9 years, related to the development of another specific product which had become available for general release.